Supplemental Balance Sheet Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Balance Sheet Information [Abstract]
Property, Plant and Equipment
Property and equipment, net

	September 30, 2017	December 31, 2016
Scientific equipment	$1,586	$993
Leasehold improvements	192	57
Furniture and fixtures	31	27
Computers and software	26	26
Construction in process	—	17
Property and equipment, gross	1,835	1,120
Less: accumulated depreciation	(776)	(617)
Property and equipment, net	$1,059	$503

Components of property and equipment were as follows:

	December 31,
	2016	2015
Scientific equipment	$993	$627
Leasehold improvements	57	57
Furniture and fixtures	27	17
Computers and software	26	14
Construction in process	17	107
Property and equipment, gross	1,120	822
Less: accumulated depreciation	(617)	(437)
Property and equipment, net	$503	$385

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities

	September 30, 2017	December 31, 2016
Accrued Northwestern University License Agreements fee (Note 11)	$—	$1,500
Accrued legal expenses	1,004	123
Accrued payroll-related expenses	513	423
Other accrued expenses	979	114
Accrued expenses and other current liabilities	$2,496	$2,160